Provision for Risks - Schedule of Provision Activity (Details) - Provision Tax [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision Activity [Line Items]
Beginning Balance	R$ 26,632	R$ 30,820
Reversal of provision	(11,295)	(6,872)
Provision recorded during the period	1,084	2,684
Ending balance	R$ 16,421	R$ 26,632